RELATED PARTY TRANSACTIONS - Detail of other balance due from and due to related parties (Details) - Related party ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Related Party Transaction [Line Items]
Short-term amounts due from related parties	₫ 3,207,490	$ 128,033,291	₫ 4,272,121
Short-term amounts due to related parties	81,894,753	3,268,990,620	64,251,391
Long-term amounts due to related parties	32,586,172	1,300,741,338	42,095,740
Other balance due from related parties
Related Party Transaction [Line Items]
Short-term amounts due from related parties	3,207,490	128,033,291	4,272,121
Other balance due from related parties | Green Future JSC
Related Party Transaction [Line Items]
Short-term amounts due from related parties	1,013,218	40,444,595	51,710
Other balance due from related parties | GSM JSC
Related Party Transaction [Line Items]
Short-term amounts due from related parties	934,008	37,282,772	2,343,282
Other balance due from related parties | V-Green JSC
Related Party Transaction [Line Items]
Short-term amounts due from related parties	504,044	20,119,911	371,046
Other balance due from related parties | PT Xanh SM Indo
Related Party Transaction [Line Items]
Short-term amounts due from related parties	328,661	13,119,152	1,325,057
Other balance due from related parties | GSM Philippines
Related Party Transaction [Line Items]
Short-term amounts due from related parties	222,365	8,876,138
Other balance due from related parties | Others
Related Party Transaction [Line Items]
Short-term amounts due from related parties	205,194	8,190,723	181,026
Other balance due to related parties
Related Party Transaction [Line Items]
Short-term amounts due to related parties	10,929,519	436,273,312	9,370,301
Long-term amounts due to related parties	18,604,438	742,632,844	18,142,459
Other balance due to related parties | GSM JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	100,423	4,008,582	140,864
Other balance due to related parties | V-Green JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	458,332	18,295,226	145,759
Other balance due to related parties | Others
Related Party Transaction [Line Items]
Short-term amounts due to related parties	1,002,392	40,012,454	497,734
Other balance due to related parties | VHIZ JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	162,388	6,482,037	131,978
Other balance due to related parties | VHIZ Hai Phong JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	728,980	29,098,675	1,503,791
Long-term amounts due to related parties	18,596,251	742,306,043	17,924,650
Other balance due to related parties | Vingroup JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	8,229,187	328,484,233	5,918,690
Long-term amounts due to related parties	8,187	326,800	217,809
Other balance due to related parties | Vinsmart JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	162,462	6,484,991	237,371
Other balance due to related parties | Vinhomes JSC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	80,060	3,195,753	493,589
Other balance due to related parties | Vinbus Ecology Transport Services LLC
Related Party Transaction [Line Items]
Short-term amounts due to related parties	₫ 5,295	$ 211,360	₫ 300,525